Quarterly Holdings Report
for
Fidelity Freedom® Index 2010 Fund
June 30, 2022
FRX-X10-NPRT1-0822
1.906836.112
Domestic Equity Funds - 18.1%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $110,787,242)	11,046,596	138,192,918

International Equity Funds - 12.0%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $78,913,127)	7,411,313	91,603,826

Bond Funds - 46.9%
	Shares	Value ($)
Fidelity Series Bond Index Fund (a)	31,805,219	294,834,377
Fidelity Series International Developed Markets Bond Index Fund (a)	4,347,520	38,388,597
Fidelity Series Long-Term Treasury Bond Index Fund (a)	3,780,593	25,178,747
TOTAL BOND FUNDS (Cost $396,660,549)		358,401,721

Inflation-Protected Bond Funds - 16.2%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	10,013,563	99,234,412
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	2,884,578	24,807,367
TOTAL INFLATION-PROTECTED BOND FUNDS (Cost $128,808,589)		124,041,779

Short-Term Funds - 6.8%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $52,320,905)	5,233,891	52,234,236

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $767,490,412)	764,474,480
NET OTHER ASSETS (LIABILITIES) - 0.0%	3,631
NET ASSETS - 100.0%	764,478,111

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	84,919,448	20,219,477	4,664,945	-	(38,033)	(1,201,535)	99,234,412
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	22,386,259	5,914,420	888,322	-	(32,764)	(2,572,226)	24,807,367
Fidelity Series Bond Index Fund	327,107,682	8,825,647	24,526,255	1,538,867	(1,822,833)	(14,749,864)	294,834,377
Fidelity Series Global ex U.S. Index Fund	101,907,247	6,513,641	4,008,542	-	69,645	(12,878,165)	91,603,826
Fidelity Series Inflation-Protected Bond Index Fund	13,818,714	1,968,010	13,821,371	1,822,443	(1,290,934)	(674,419)	-
Fidelity Series International Developed Markets Bond Index Fund	33,259,262	8,787,789	1,719,213	20,285	(73,452)	(1,865,789)	38,388,597
Fidelity Series Long-Term Treasury Bond Index Fund	26,996,149	2,967,723	1,324,113	158,514	(135,447)	(3,325,565)	25,178,747
Fidelity Series Total Market Index Fund	152,104,957	18,062,516	5,200,780	535,868	(249,645)	(26,524,130)	138,192,918
Fidelity Series Treasury Bill Index Fund	74,042,431	1,653,971	23,408,113	143,030	(24,577)	(29,476)	52,234,236
	836,542,149	74,913,194	79,561,654	4,219,007	(3,598,040)	(63,821,169)	764,474,480

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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